Borrowings - Schedule of Non-current and Current Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 402,622	€ 471,055
Business combinations	0	29,890
Repayments	(290,781)	(306,150)
Proceeds	259,720	204,424
Other	2,006	3,403
At end of period	373,567	402,622
Non-current	196,401	113,285
Current	177,166	289,337
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	316,956	470,627
Business combinations	0	21,258
Repayments	(205,119)	(298,256)
Proceeds	209,720	119,924
Other	2,006	3,403
At end of period	323,563	316,956
Non-current	196,401	113,244
Current	127,162	203,712
Other borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	85,666	428
Business combinations	0	8,632
Repayments	(85,662)	(7,894)
Proceeds	50,000	84,500
Other	0	0
At end of period	50,004	85,666
Non-current	0	41
Current	€ 50,004	€ 85,625